Earnings per Share and Stock-Based Compensation - Schedule of Performance Based Options and Performance Based Restricted Stock Units (Detail)	12 Months Ended		6 Months Ended
	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2013 Performance Options [Member]	Apr. 30, 2013 Performance Restricted Stock Units [Member]
Performance Based Equity Instruments [Line Items]
Non-vested, beginning balance shares	7,356,508	2,700,000	856,000	7,929,375
Granted	375,000			5,750,000
Vested	3,176,993
Canceled	(132,343)		(112,000)	(2,097,343)
Non-vested, ending balance shares	4,422,172	2,700,000	744,000	11,582,032